Expense Example - T. Rowe Price Spectrum Income Fund - T. Rowe Price Spectrum Income Fund	May 01, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	$ 774